Contract Assets (Tables)	12 Months Ended
Mar. 31, 2025
Contract Assets
Schedule of contract assets, net

Contract assets, net consisted of the following as of March 31:

	As of March 31,
	2025	2024
	USD	USD
Contract assets:
Retainage included in contract assets due to being conditional on something other than solely passage of time	355,344	245,913
Less: allowance for expected credit loss	(33,384)	(10,318)
Contract assets, net	321,960	235,595

Contract assets, current	48,451	78,303
Contract assets, non-current	273,509	157,292

Schedule of retainage before net of allowance for expected credit loss

The movement of retainage before net of allowance for expected credit loss is as follows:

	As of March 31,
	2025	2024
	USD	USD
Balance at beginning of the year	245,913	123,579
Increase as a result of changes in progress of ongoing projects	133,450	130,616
Reclassified to accounts receivable as payment becomes unconditional	(24,019)	(8,282)
Balance at end of the year	355,344	245,913

Schedule of allowance for expected credit loss of contract assets, net

The movement of allowance for expected credit loss of contract assets, net are as follows:

	As of March 31,
	2025	2024
	USD	USD
Balance at beginning of the year	10,318	4,526
Addition during the year	23,066	5,792
Balance at end of the year	33,384	10,318

Schedule of movement of contract liabilities

The movement of contract liabilities is as follows:

	As of March 31,
	2025	2024
	USD	USD
Balance at beginning of the year	-	34,766
Advances received from customers	-	25,641
Revenue recognized	-	(60,407)
Balance at end of the year	-	-